Acquisitions, investments, purchases of intangible assets and divestitures - Acquisitions and Investments (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Acquisitions, investments and purchase of intangible assets, total purchase consideration	€ 956,803,000	€ 682,676,000	€ 774,277,000
Cash consideration, net of cash acquired	(925,267,000)	(565,694,000)	(521,800,000)
Assumed obligations and non-cash consideration	31,536,000	116,982,000	252,477,000
Acquisitions
Acquisitions		638,307,000	632,342,000
Cash consideration, net of cash acquired	(249,965,000)	(521,325,000)	(379,865,000)
Assumed obligations and non-cash consideration	30,678,000	116,982,000	252,477,000
Goodwill.	12,209,606,000	12,103,921,000
Intangible assets acquired	12,368,000
Decrease in net income as a result of business combinations	(2,434,000)
Increase in revenue as a result of pro forma	360,375,000
Increase in assets as a result of business combinations	360,375,000
Investments and Purchases of Intangible Assets
Investments and purchases of intangible assets, total purchase consideration	676,160,000	44,369,000	141,935,000
Cash consideration	€ 675,302,000	44,369,000	141,935,000
Non-cash consideration			€ 0
Collectively and individually immaterial acquisitions
Acquisitions
Goodwill.		€ 651,491,000